EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

19.   EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	2019			2020			2021
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Basic loss per share:
Numerator:
Net loss from continuing operations attributable to ordinary shareholders—basic	(251,226)	(95,833)	(48,684)	(635,610)	(243,440)	(123,668)	(768,670)	(120,621)	(293,707)	(46,088)	(149,205)	(23,414)
Net income (loss) from discontinued operations, net of tax	122,728	46,816	23,783	(648,334)	(248,312)	(126,144)	934,833	146,696	357,198	56,052	181,458	28,475
Net (loss) income attributable to ordinary shareholders—basic	(128,498)	(49,017)	(24,901)	(1,283,944)	(491,752)	(249,812)	166,163	26,075	63,491	9,964	32,253	5,061
Denominator:
Weighted average number of ordinary shares outstanding—basic	246,614,615	94,075,249	47,790,698	245,626,959	94,075,249	47,790,698	246,207,464	246,207,464	94,075,249	94,075,249	47,790,698	47,790,698
Continuing operations	(1.02)	(1.02)	(1.02)	(2.59)	(2.59)	(2.59)	(3.12)	(0.49)	(3.12)	(0.49)	(3.12)	(0.49)
Discontinued operations	0.50	0.50	0.50	(2.64)	(2.64)	(2.64)	3.80	0.60	3.80	0.60	3.80	0.60
Basic (loss) income per share	(0.52)	(0.52)	(0.52)	(5.23)	(5.23)	(5.23)	0.68	0.11	0.68	0.11	0.68	0.11

19.   EARNINGS (LOSS) PER SHARE (CONTINUED)

	2019			2020			2021
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Diluted loss per share:
Numerator:
Net loss from continuing operations attributable to ordinary shareholders—basic	(251,226)	(95,833)	(48,684)	(635,610)	(243,440)	(123,668)	(768,670)	(120,621)	(293,707)	(46,088)	(149,205)	(23,414)
Net income(loss) from discontinued operations, net of tax	122,728	46,816	23,783	(648,334)	(248,312)	(126,144)	934,833	146,696	357,198	56,052	181,458	28,475
Net (loss) income attributable to ordinary shareholders—basic	(128,498)	(49,017)	(24,901)	(1,283,944)	(491,752)	(249,812)	166,163	26,075	63,491	9,964	32,253	5,061
Reallocation of net loss from continuing operations attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	(144,517)	—	—	(367,108)	—	—	(442,912)	(69,502)	—	—	—	—
Reallocation of net income (loss) from discontinued operations, net of tax attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	70,599	—	—	(374,456)	—	—	538,656	84,527	—	—	—	—
Reallocation of net (loss) income attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	(73,918)	—	—	(741,564)	—	—	95,744	15,025	—	—	—	—
Net (loss) income attributable to ordinary shareholders—diluted	(202,416)	(49,017)	(24,901)	(2,025,508)	(491,752)	(249,812)	261,907	41,100	63,491	9,964	32,253	5,061
Denominator:
Weighted average number of ordinary shares outstanding—basic	246,614,615	94,075,249	47,790,698	245,626,959	94,075,249	47,790,698	246,207,464	246,207,464	94,075,249	94,075,249	47,790,698	47,790,698
Conversion of Class C and Class B to Class A ordinary shares (Note 21)	141,865,947	—	—	141,865,947	—	—	141,865,947	141,865,947	—	—	—	—
Weighted average number of ordinary shares for continuing operations outstanding - diluted	388,480,562	94,075,249	47,790,698	387,492,906	94,075,249	47,790,698	388,073,411	388,073,411	94,075,249	94,075,249	47,790,698	47,790,698
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	388,480,562	94,075,249	47,790,698	387,492,906	94,075,249	47,790,698	388,073,411	388,073,411	94,075,249	94,075,249	47,790,698	47,790,698
Weighted average number of ordinary shares outstanding - diluted	388,480,562	94,075,249	47,790,698	387,492,906	94,075,249	47,790,698	388,073,411	388,073,411	94,075,249	94,075,249	47,790,698	47,790,698
Continuing operations	(1.02)	(1.02)	(1.02)	(2.59)	(2.59)	(2.59)	(3.12)	(0.49)	(3.12)	(0.49)	(3.12)	(0.49)
Discontinued operations	0.50	0.50	0.50	(2.64)	(2.64)	(2.64)	3.80	0.60	3.80	0.60	3.80	0.60
Diluted (loss) income per share	(0.52)	(0.52)	(0.52)	(5.23)	(5.23)	(5.23)	0.68	0.11	0.68	0.11	0.68	0.11

For the years ended December 31, 2019, 2020 and 2021, the two-class method is applicable because the Company has three classes of ordinary shares outstanding, Class A, Class B and Class C ordinary shares, respectively (Note 21). The effects of all outstanding share options, restricted share units, convertible senior notes were excluded from the computation of diluted loss per share relating to the continuing operation and discontinued operations for the years ended December 31, 2019, 2020 and 2021, as the effects would be antidilutive on the loss from continuing operations.